UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

All-Cap Opportunities Portfolio

(QAOSWX)

This annual shareholder report contains important information about All-Cap Opportunities Portfolio (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
All-Cap Opportunities Portfolio	$90	0.80%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  The following contributed most to the portfolio’s performance during the reporting period, relative to the Russell 3000 Index: stock selection in communication services, with particular strength in the entertainment and interactive media and services industries; security choices in information technology, with the most significant returns in the semiconductors and semiconductor equipment industry; and stock choices in consumer discretionary.

  The following detracted most from portfolio performance during the reporting period, relative to the benchmark: stock selection in financials, with the capital markets industry and banks industry lagging, and security choices in consumer staples, with the consumer staples distribution and retail industry and the beverages industry weighing on returns.

  We seek to provide long-term growth of capital by minimizing factor bets and relying on thoughtful stock selection across a wide range of sectors and industries. We utilize a “Four Pillars” investment framework—quality, expectations, better or worse, and valuation—to create a portfolio from the bottom up, spanning all market capitalizations and investment styles.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,570	10,180
2015	10,614	10,194
2015	9,843	9,455
2015	10,860	10,048
2016	10,339	10,145
2016	10,415	10,412
2016	11,034	10,870
2016	11,002	11,327
2017	12,308	11,978
2017	13,201	12,339
2017	13,814	12,903
2017	14,790	13,721
2018	15,432	13,633
2018	16,309	14,163
2018	17,480	15,172
2018	14,961	13,002
2019	17,320	14,828
2019	18,246	15,435
2019	18,251	15,614
2019	20,187	17,035
2020	17,360	13,475
2020	22,688	16,443
2020	25,265	17,957
2020	29,144	20,593
2021	30,313	21,900
2021	33,392	23,705
2021	33,215	23,681
2021	35,205	25,877
2022	33,021	24,512
2022	26,968	20,418
2022	25,830	19,506
2022	27,632	20,907
2023	29,580	22,408
2023	32,579	24,288
2023	32,212	23,497
2023	35,636	26,334
2024	40,442	28,973
2024	42,266	29,904
2024	43,830	31,767
2024	44,601	32,604

202501-4140694, 202502-4108680

E302-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
All-Cap Opportunities Portfolio	25.16%	17.18%	16.13%
Russell 3000 Index (Regulatory/Strategy Benchmark)	23.81	13.86	12.55

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$540,878
  Number of Portfolio Holdings113
  Investment Advisory Fees Paid (000s)$3,453
  Portfolio Turnover Rate96.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	27.8%
Consumer Discretionary	14.6
Financials	13.5
Communication Services	12.1
Health Care	12.1
Industrials & Business Services	10.6
Energy	2.0
Utilities	2.0
Consumer Staples	1.8
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Microsoft	7.1%
Apple	6.6
NVIDIA	5.9
Amazon.com	4.4
Meta Platforms	3.7
Alphabet	3.2
Visa	2.6
Eli Lilly	2.4
Tesla	2.2
Netflix	1.9

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

All-Cap Opportunities Portfolio

 (QAOSWX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2024
All-Cap Opportunities Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE All-Cap Opportunities Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 34 .40 $ 28 .66 $ 38 .68 $ 39 .66 $ 32 .28
Investment activities
Net investment income (loss)
(1)(2)
0 .02 0 .09 0 .01 ( 0 .09 ) –
(3)
Net realized and unrealized gain/loss 8 .65 8 .16 ( 8 .34 ) 8 .03 14 .25
Total from investment activities 8 .67 8 .25 ( 8 .33 ) 7 .94 14 .25
Distributions
Net investment income ( 0 .03 ) ( 0 .08 ) – – –
Net realized gain ( 4 .70 ) ( 2 .43 ) ( 1 .69 ) ( 8 .92 ) ( 6 .87 )
Total distributions ( 4 .73 ) ( 2 .51 ) ( 1 .69 ) ( 8 .92 ) ( 6 .87 )
NET ASSET VALUE
End of period $ 38 .34 $ 34 .40 $ 28 .66 $ 38 .68 $ 39 .66
Ratios/Supplemental Data
Total return
(2)(4)
25 .16% 28 .96% ( 21 .51 ) % 20 .80% 44 .37%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .84% 0 .85% 0 .85% 0 .85% 0 .85%
Net expenses after waivers/payments by Price
Associates 0 .80% 0 .80% 0 .80% 0 .80% 0 .80%
Net investment income (loss) 0 .05% 0 .26% 0 .03% ( 0 .20 ) % 0 .01%
Portfolio turnover rate 96 .5% 101 .9% 104 .1% 73 .1% 91 .6%
Net assets, end of period (in thousands) $ 540,878 $ 445,928 $ 349,653 $ 468,496 $ 403,262
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE All-Cap Opportunities Portfolio
December 31, 2024

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.9%
COMMUNICATION
SERVICES  11.7%
Entertainment  3.8%
Netflix (1) 11,785 10,504
ROBLOX, Class A (1) 18,979 1,098
Sea, ADR (1) 41,523 4,406
Spotify Technology (1) 10,389 4,648
20,656
Interactive Media & Services  7.0%
Alphabet, Class C  91,912 17,504
Meta Platforms, Class A  34,390 20,135
37,639
Media  0.5%
Charter Communications, Class A (1) 8,200 2,811
2,811
Wireless Telecommunication
Services  0.4%
T-Mobile U.S.  9,814 2,166
2,166
Total Communication Services 63,272
CONSUMER
DISCRETIONARY  14.6%
Automobiles  2.8%
Ferrari  8,548 3,631
Tesla (1) 28,855 11,653
15,284
Broadline Retail  5.3%
Alibaba Group Holding, ADR  17,900 1,518
Amazon.com (1) 108,692 23,846
MercadoLibre (1) 1,892 3,217
28,581
Hotels, Restaurants &
Leisure  3.2%
Hilton Worldwide Holdings  19,800 4,894
Marriott International, Class A  14,209 3,964
Planet Fitness, Class A (1) 47,031 4,650
Starbucks  40,300 3,677
17,185
Leisure Products  0.0%
Rad Power Bikes, Class A,
Acquisition Date: 9/16/21,
Cost $885 (1)(2)(3) 92,335 18
18
Specialty Retail  3.3%
Carvana (1) 32,229 6,554
Home Depot  23,234 9,038
Ross Stores  15,743 2,381
17,973
Total Consumer Discretionary 79,041
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  1.8%
Beverages  1.4%
Coca-Cola  122,768 7,644
7,644
Consumer Staples Distribution &
Retail  0.4%
Walmart  25,800 2,331
2,331
Total Consumer Staples 9,975
ENERGY  2.0%
Oil, Gas & Consumable
Fuels  2.0%
Exxon Mobil  65,088 7,001
Permian Resources  254,917 3,666
Total Energy 10,667
FINANCIALS  13.5%
Banks  3.7%
Bank of America  210,547 9,254
Citigroup  40,847 2,875
JPMorgan Chase  14,861 3,562
Western Alliance Bancorp  49,646 4,148
19,839
Capital Markets  0.8%
Charles Schwab  7,121 527
Evercore, Class A  7,637 2,117
TPG  27,098 1,703
4,347
Consumer Finance  0.7%
American Express  12,181 3,615
3,615
Financial Services  5.1%
Apollo Global Management  12,511 2,066
Block (1) 25,500 2,167
Fiserv (1) 21,599 4,437
Global Payments  44,956 5,038
Visa, Class A  43,958 13,893
27,601
Insurance  3.2%
Chubb  33,498 9,255
Marsh & McLennan  36,828 7,823
17,078
Total Financials 72,480
HEALTH CARE  12.0%
Biotechnology  1.6%
Argenx, ADR (1) 4,243 2,609
Avidity Biosciences (1) 12,100 352
Immunocore Holdings, ADR (1) 19,079 563
Insmed (1) 34,800 2,403
Natera (1) 11,200 1,773
Soleno Therapeutics (1) 11,391 512

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Vaxcyte (1) 4,526 370
8,582
Health Care Equipment &
Supplies  2.8%
IDEXX Laboratories (1) 11,400 4,713
Intuitive Surgical (1) 10,523 5,492
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $483 (1)(2)(3) 128,372 53
Stryker  13,884 4,999
15,257
Health Care Providers &
Services  2.0%
Cencora  17,805 4,000
Centene (1) 33,800 2,048
Elevance Health  11,411 4,210
UnitedHealth Group  586 296
10,554
Life Sciences Tools &
Services  3.2%
ICON (1) 24,696 5,179
Repligen (1) 21,298 3,066
Thermo Fisher Scientific  17,451 9,078
17,323
Pharmaceuticals  2.4%
Eli Lilly  16,802 12,971
12,971
Total Health Care 64,687
INDUSTRIALS & BUSINESS
SERVICES  10.6%
Aerospace & Defense  2.6%
Airbus (EUR)  11,819 1,893
General Electric  55,027 9,178
Howmet Aerospace  16,768 1,834
Loar Holdings (1) 8,502 628
Standardaero (1) 20,517 508
14,041
Commercial Services &
Supplies  0.6%
Waste Connections  19,844 3,405
3,405
Electrical Equipment  0.5%
GE Vernova  9,062 2,981
2,981
Ground Transportation  0.5%
CSX  83,983 2,710
2,710
Industrial Conglomerates  0.7%
Roper Technologies  7,402 3,848
3,848
Machinery  1.7%
Deere  8,600 3,644
Shares $ Value
(Cost and value in $000s)
‡
Dover  19,529 3,663
Middleby (1) 15,954 2,161
9,468
Professional Services  4.0%
Booz Allen Hamilton Holding  20,696 2,664
Dayforce (1) 55,666 4,044
Equifax  3,000 765
First Advantage (1) 14,700 275
FTI Consulting (1) 9,791 1,871
TransUnion  31,857 2,953
Upwork (1) 305,438 4,994
Verisk Analytics  14,060 3,872
21,438
Total Industrials & Business Services 57,891
INFORMATION
TECHNOLOGY  27.6%
Electronic Equipment,
Instruments & Components  1.1%
Amphenol, Class A  87,025 6,044
6,044
Semiconductors & Semiconductor
Equipment  7.9%
Broadcom  32,834 7,612
NVIDIA  236,949 31,820
Taiwan Semiconductor
Manufacturing, ADR  18,026 3,560
42,992
Software  12.0%
ANSYS (1) 1,977 667
BILL Holdings (1) 49,020 4,153
Canva, Acquisition Date: 8/16/21 -
11/4/21, Cost $349 (1)(2)(3) 205 271
Fair Isaac (1) 3,085 6,142
Fortinet (1) 38,706 3,657
HubSpot (1) 1,800 1,254
Microsoft  91,049 38,377
ServiceNow (1) 7,562 8,017
ServiceTitan, Class A (1) 2,345 241
Synopsys (1) 3,910 1,898
64,677
Technology Hardware, Storage &
Peripherals  6.6%
Apple  143,245 35,871
35,871
Total Information Technology 149,584
MATERIALS  1.6%
Metals & Mining  1.6%
ERO Copper (CAD) (1) 173,245 2,336
Reliance  4,646 1,251
Southern Copper  13,978 1,274
Steel Dynamics  29,413 3,355
Warrior Met Coal  12,185 661
Total Materials 8,877

T. ROWE PRICE All-Cap Opportunities Portfolio

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  0.5%
Real Estate Management &
Development  0.5%
CBRE Group, Class A (1) 20,799 2,731
Total Real Estate 2,731
UTILITIES  2.0%
Electric Utilities  1.0%
NextEra Energy  72,751 5,216
5,216
Multi-Utilities  1.0%
CMS Energy  77,211 5,146
5,146
Total Utilities 10,362
Total Common Stocks (Cost
$367,888) 529,567
CONVERTIBLE PREFERRED STOCKS  0.8%
COMMUNICATION
SERVICES  0.4%
Interactive Media & Services  0.4%
ByteDance, Series E, Acquisition
Date: 7/8/19, Cost $386 (1)(2)(3) 7,838 2,121
Total Communication Services 2,121
HEALTH CARE  0.1%
Biotechnology  0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $292 (1)(2)(3) 36,019 177
Treeline Biosciences, Series
A, Acquisition Date: 9/26/22,
Cost $60 (1)(2)(3) 7,690 66
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $241 (1)(2)(3) 27,963 241
Total Health Care 484
INDUSTRIALS & BUSINESS
SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series
A-8, Acquisition Date: 3/24/21,
Cost $541 (1)(2)(3) 13,634 9
ABL Space Systems, Series
A-9, Acquisition Date: 10/22/21,
Cost $232 (1)(2)(3) 3,810 3
Total Industrials & Business Services 12
INFORMATION
TECHNOLOGY  0.2%
Software  0.2%
Canva, Series A, Acquisition Date:
11/4/21, Cost $20 (1)(2)(3) 12 16
Databricks, Series J, Acquisition
Date: 12/17/24, Cost $569 (1)(2)(3) 6,150 569
Shares $ Value
(Cost and value in $000s)
‡
Waymo, Series A-2, Acquisition
Date: 5/8/20, Cost $747 (1)(2)(3) 8,696 698
Total Information Technology 1,283
MATERIALS  0.1%
Chemicals  0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $441 (1)(2)(3) 9,305 552
Total Materials 552
Total Convertible Preferred Stocks
(Cost $3,529) 4,452
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Government Reserve
Fund, 4.53% (4)(5) 5,301,952 5,302
Total Short-Term Investments
(Cost $5,302) 5,302
Total Investments in Securities
99.7% of Net Assets
(Cost $376,719) $ 539,321

T. ROWE PRICE All-Cap Opportunities Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $4,794 and represents 0.9% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro

T. ROWE PRICE All-Cap Opportunities Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.53% $ —# $ — $ 276+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government Reserve Fund, 4.53% $ 6,710  ¤  ¤ $ 5,302^
#
Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+
Investment income comprised $276 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $5,302.

T. ROWE PRICE All-Cap Opportunities Portfolio
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $376,719) $ 539,321
Receivable for investment securities sold 1,210
Receivable for shares sold 601
Dividends receivable 120
Due from affiliates 5
Foreign currency (cost $1) 1
Other assets 23
Total assets 541,281
Liabilities
Investment management fees payable 301
Payable for shares redeemed 19
Other liabilities 83
Total liabilities 403
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 540,878
Net Assets Consist of:
Total distributable earnings (loss) $ 173,815
Paid-in capital applicable to 14,107,105 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 367,063
NET ASSETS $ 540,878
NET ASSET VALUE PER SHARE $ 38.34

T. ROWE PRICE All-Cap Opportunities Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Dividend income (net of foreign taxes of $26) $ 4,429
.... ... ...
Expenses
Investment management and administrative expenses
(1)
1,358
Investment management 2,283
Shareholder servicing 522
Prospectus and shareholder reports 9
Custody and accounting 149
Legal and audit 22
Directors 1
Miscellaneous 6
Waived / paid by Price Associates (188)
Total expenses 4,162
Net investment income 267
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 62,987
Foreign currency transactions (4)
Net realized gain 62,983
Change in net unrealized gain / loss
Securities 49,560
Other assets and liabilities denominated in foreign currencies (1)
Change in net unrealized gain / loss 49,559
Net realized and unrealized gain / loss 112,542
INCREASE IN NET ASSETS FROM OPERATIONS
$ 112,809
(1)
Prior to May 1, 2024, the fund operated under an all-inclusive annual fee which is represented as "Investment management and administrative expense" on the Statement of Operations. See Note 6.

T. ROWE PRICE All-Cap Opportunities Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 267 $ 1,027
Net realized gain 62,983 38,621
Change in net unrealized gain / loss 49,559 60,657
Increase in net assets from operations 112,809 100,305
Distributions to shareholders
Net earnings (59,391) (30,327)
Capital share transactions
*
Shares sold 62,891 51,805
Distributions reinvested 59,391 30,327
Shares redeemed (80,750) (55,835)
Increase in net assets from capital share transactions 41,532 26,297
Net Assets
Increase during period 94,950 96,275
Beginning of period 445,928 349,653
End of period $ 540,878 $ 445,928
*Share information (000s)
Shares sold 1,594 1,607
Distributions reinvested 1,545 897
Shares redeemed (1,994) (1,741)
Increase in shares outstanding 1,145 763

T. ROWE PRICE All-Cap Opportunities Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act).
The All-Cap Opportunities Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies. Shares of the fund are currently offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain
(loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE All-Cap Opportunities Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE All-Cap Opportunities Portfolio

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $492,973,000 and $511,474,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 524,996 $ 4,229 $ 342 $ 529,567
Convertible Preferred Stocks — — 4,452 4,452
Short-Term Investments 5,302 — — 5,302
Total $ 530,298 $ 4,229 $ 4,794 $ 539,321

T. ROWE PRICE All-Cap Opportunities Portfolio

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals.
The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 16,513 $ 14,155
Long-term capital gain 42,878 16,172
Total distributions $ 59,391 $ 30,327
($000s)
Cost of investments $ 377,221
Unrealized appreciation $ 173,780
Unrealized depreciation (11,681)
Net unrealized appreciation (depreciation) $ 162,099
($000s)
Undistributed ordinary income $ 2,513
Undistributed long-term capital gain 9,207
Net unrealized appreciation (depreciation) 162,099
Loss carryforwards and deferrals (4)
Total distributable earnings (loss) $ 173,815

T. ROWE PRICE All-Cap Opportunities Portfolio

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion.
The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2024, the effective annual group fee rate was 0.28%. Prior to May 1, 2024, the fund paid an annual all-inclusive fee equal to 0.85% of the fund’s average daily net assets, which was computed daily and paid monthly. The annual all-inclusive fee covered investment management services and ordinary, recurring operating expenses but did not cover interest expense;
expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Prior to May 1, 2024, Price
Associates had also contractually agreed, through April 30, 2024, to waive a portion of its management fee in order to limit the fund’s management fee to 0.80% of the fund’s average daily net assets. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived through
April 30, 2024 were $80,000.
Effective May 1, 2024, the fund is subject to a permanent contractual expense limitation, pursuant to which Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.80%.
The agreement may only be terminated with approval by the fund’s shareholders. The fund is required to repay Price
Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $108,000 for the period May 1, 2024 through December 31,
2024. Including this amount, expenses previously waived/paid by Price Associates in the amount of $108,000 remain subject to repayment by the fund at December 31, 2024.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Prior to May 1, 2024, pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the fund pursuant to these service agreements were paid by Price Associates. For the period May 1, 2024 through December 31, 2024, expenses incurred pursuant to these service agreements were $81,000 for Price Associates and $3,000 for T. Rowe Price
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.

T. ROWE PRICE All-Cap Opportunities Portfolio

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE All-Cap Opportunities Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price All-Cap Opportunities
Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price All-Cap Opportunities Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE All-Cap Opportunities Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$42,878,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $4,096,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $3,724,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust (REIT) dividends, $50,000 of the fund's income qualifies as qualified real estate investment trust
(REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E302-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2025